CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Capital stock [Member]	Share-based payment reserve [Member]	Foreign currency translation reserve [Member]	Deficit [Member]	Total
Balance, beginning of year at Dec. 31, 2020	$ 265,939	$ 8,978	$ 8,869	$ (134,786)	$ 149,000
Beginning Balance (Shares) at Dec. 31, 2020	129,329,000
Capital stock issued	$ 138,069				138,069
Capital stock issued (Shares)	15,008,000
Capital stock issuance costs	$ (6,645)				(6,645)
Stock options exercised	$ 4,373	(1,619)			2,754
Stock options exercised (Shares)	1,312,000
Stock options forfeited		(108)		108
Share-based compensation, stock options		2,531			2,531
Foreign currency translation adjustment			5,325		5,325
Income/Loss for the year				(22,764)	(22,764)
Balance, end of year at Dec. 31, 2021	$ 401,736	9,782	14,194	(157,442)	268,270
Ending Balance (Shares) at Dec. 31, 2021	145,649,000
Stock options exercised	$ 4,075	(1,608)			2,467
Stock options exercised (Shares)	1,507,000
Stock options forfeited		(172)		172
Share-based compensation, stock options		2,943			2,943
Foreign currency translation adjustment			(27,987)		(27,987)
Income/Loss for the year				31,301	31,301
Balance, end of year at Dec. 31, 2022	$ 405,811	$ 10,945	$ (13,793)	$ (125,969)	$ 276,994
Ending Balance (Shares) at Dec. 31, 2022	147,156,264